Property, Plant and Equipment - Disclosure of Summary about Property, Plant and Equipment (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	₨ 69,794
Capital work-in-progress	15,680		₨ 8,951
Assets reclassified as held for sale	(514)
Ending balance	64,443	$ 990	69,794
Carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	156,542		144,068
Translation adjustment	1,387		(1,591)
Additions/ adjustments	15,745		19,970
Acquisition through business combinations	29		1,492
Disposals/ adjustments	(8,658)		(7,397)
Assets reclassified as held for sale	(32,130)
Ending balance	132,915		156,542
Accumulated depreciation/impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	95,699		85,327
Translation adjustment	662		(928)
Depreciation	16,869		17,114
Disposals/ adjustments	(7,710)		(5,814)
Assets reclassified as held for sale	(21,882)
Ending balance	83,638		95,699
Land [member] | Carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,814		3,695
Translation adjustment	28		(15)
Additions/ adjustments	2
Acquisition through business combinations			134
Assets reclassified as held for sale	(207)
Ending balance	3,637		3,814
Buildings [member] | Carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,581		26,089
Translation adjustment	265		(69)
Additions/ adjustments	1,197		1,133
Acquisition through business combinations	13		446
Disposals/ adjustments	(190)		(18)
Assets reclassified as held for sale	(3,721)
Ending balance	25,145		27,581
Buildings [member] | Accumulated depreciation/impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,361		5,344
Translation adjustment	49		(39)
Depreciation	1,023		1,059
Disposals/ adjustments	(70)		(3)
Assets reclassified as held for sale	(1,539)
Ending balance	5,824		6,361
Plant and machinery [member] | Carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	108,967		99,580
Translation adjustment	904		(1,377)
Additions/ adjustments	11,767		16,572
Acquisition through business combinations	4		835
Disposals/ adjustments	(7,302)		(6,643)
Assets reclassified as held for sale	(27,118)
Ending balance	87,222		108,967
Plant and machinery [member] | Accumulated depreciation/impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	77,005		68,161
Translation adjustment	509		(816)
Depreciation	14,078		14,910
Disposals/ adjustments	(6,640)		(5,250)
Assets reclassified as held for sale	(19,627)
Ending balance	65,325		77,005
Furniture fixtures and equipment [member] | Carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,748		14,115
Translation adjustment	188		(133)
Additions/ adjustments	1,776		2,242
Acquisition through business combinations	11		77
Disposals/ adjustments	(872)		(553)
Assets reclassified as held for sale	(1,079)
Ending balance	15,772		15,748
Furniture fixtures and equipment [member] | Accumulated depreciation/impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,968		11,318
Translation adjustment	104		(75)
Depreciation	1,381		1,117
Disposals/ adjustments	(758)		(392)
Assets reclassified as held for sale	(712)
Ending balance	11,983		11,968
Vehicles [member] | Carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	432		589
Translation adjustment	2		3
Additions/ adjustments	1,003		23
Acquisition through business combinations	1
Disposals/ adjustments	(294)		(183)
Assets reclassified as held for sale	(5)
Ending balance	1,139		432
Vehicles [member] | Accumulated depreciation/impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	365		504
Translation adjustment			2
Depreciation	387		28
Disposals/ adjustments	(242)		(169)
Assets reclassified as held for sale	(4)
Ending balance	₨ 506		₨ 365